UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Whale Rock Capital Management LLC
Address: Two International Place
         24th Floor
         Boston, MA  02110

13F File Number:  028-12235

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Alex Sacerdote
Title:     Authorized Person
Phone:     617-502-9904

Signature, Place, and Date of Signing:

 /s/ Alex Sacerdote     Boston, MA     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    34

Form 13F Information Table Value Total:    $302,668 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLOT COMMUNICATIONS LTD       SHS              M0854Q105     1032    44384 SH       Sole                    44384
APPLE INC                      COM              037833100    54977    91710 SH       Sole                    91710
BAIDU INC                      SPON ADR REP A   056752108     9244    63414 SH       Sole                    63414
BROADSOFT INC                  COM              11133B409     4521   118203 SH       Sole                   118203
DILLARDS INC                   CL A             254067101    14495   230006 SH       Sole                   230006
E M C CORP MASS                COM              268648102    21739   727549 SH       Sole                   727549
EQUINIX INC                    COM NEW          29444U502    21522   136690 SH       Sole                   136690
EZCHIP SEMICONDUCTOR LIMITED   ORD              M4146Y108     1622    37431 SH       Sole                    37431
GOOGLE INC                     CL A             38259P508    17727    27645 SH       Sole                    27645
HOMEAWAY INC                   COM              43739Q100     2112    83387 SH       Sole                    83387
INCONTACT INC                  COM              45336E109     6612  1184988 SH       Sole                  1184988
INVENSENSE INC                 COM              46123D205     1820   100568 SH       Sole                   100568
JIAYUAN COM INTL LTD           SPONSORED ADR    477374102     1781   341865 SH       Sole                   341865
LINKEDIN CORP                  COM CL A         53578A108    13219   129614 SH       Sole                   129614
LSI CORPORATION                COM              502161102     7030   809885 SH       Sole                   809885
LTX-CREDENCE CORP              COM NEW          502403207     5801   806811 SH       Sole                   806811
MELCO CROWN ENTMT LTD          ADR              585464100    10645   782130 SH       Sole                   782130
MICROSOFT CORP                 COM              594918104     6745   209133 SH       Sole                   209133
MICROSTRATEGY INC              CL A NEW         594972408     5989    42782 SH       Sole                    42782
OCH ZIFF CAP MGMT GROUP        CL A             67551U105     3425   369047 SH       Sole                   369047
ON SEMICONDUCTOR CORP          COM              682189105     6447   715580 SH       Sole                   715580
OPENTABLE INC                  COM              68372A104     6162   152266 SH       Sole                   152266
PRICELINE COM INC              COM NEW          741503403    18478    25754 SH       Sole                    25754
QIHOO 360 TECHNOLOGY CO LTD    ADS              74734M109    12436   508634 SH       Sole                   508634
RADWARE LTD                    ORD              M81873107     6361   169898 SH       Sole                   169898
SALESFORCE COM INC             COM              79466L302     5291    34241 SH       Sole                    34241
SAP AG                         SPON ADR         803054204     8868   127008 SH       Sole                   127008
SIRIUS XM RADIO INC            COM              82967N108     6489  2809016 SH       Sole                  2809016
TAKE-TWO INTERACTIVE SOFTWAR   COM              874054109     3424   222576 SH       Sole                   222576
TIBCO SOFTWARE INC             COM              88632Q103     1593    52236 SH       Sole                    52236
UBIQUITI NETWORKS INC          COM              90347A100     4434   140169 SH       Sole                   140169
VISHAY INTERTECHNOLOGY INC     COM              928298108     6331   520666 SH       Sole                   520666
YAHOO INC                      COM              984332106     3220   211541 SH       Sole                   211541
YELP INC                       CL A             985817105     1076    40000 SH       Sole                    40000